Convertible Debentures - Schedule of Convertible Debentures (Details) - DevvStream Corp [Member] - Envviron SAS [Member] - Related Party [Member] - USD ($)	9 Months Ended	12 Months Ended
	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2024
Convertible debentures [Abstract]
Balance	$ 13,089,512	$ 881,544
Issued	250,000	13,686,133	920,000
Fair value of embedded derivative		(138,250)	(73,550)
Issuance discount		(800,000)
Transaction costs		(85,000)	(36,484)
Repayment	(2,191,635)	(448,151)
Accretion	664,262	346,424	52,552
Interest	751,261	305,591	19,026
Accrued interest transferred to accrued liabilities		(21,129)
Extinguishment	(4,241,792)	(3,982,650)
Assumed on RTO		3,345,000
Balance	$ 5,049,295	$ 13,089,512	$ 881,544